PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 14	$ 14
Return on plan assets	(7)	(7)
Interest expense (income)	8	7
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(192)	(180)
Benefits paid by the plan	(12)	(13)
Current service costs	14	14
Interest expense (income)	7	7
Transfer from Younger	16	0
Actuarial losses in other comprehensive income	(5)	4
Net defined benefit liability (asset), ending balance	(212)	(192)
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	182	164
Contributions paid into the plan	19	16
Benefits paid by the plan	(12)	(13)
Return on plan assets	(13)	8
Interest expense (income)	(7)	(7)
Transfer from Younger	10	0
Net defined benefit liability (asset), ending balance	193	182
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(11)	(10)
Benefits paid by the plan	0	0
Current service costs	1	0
Interest expense (income)	0	0
Transfer from Younger	0	0
Actuarial losses in other comprehensive income	0	1
Net defined benefit liability (asset), ending balance	$ (12)	$ (11)